Fees Summary	Sep. 11, 2026 shares
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $6,464,341. The prospectus is a final prospectus for the related offering. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering and relates to the Registration Statement on Form S-3 (No. 333-296924) filed by BioVie Inc. on June 18, 2026 and declared effective on June 29, 2026.
Narrative - Max Aggregate Offering Amount	6,464,341
Final Prospectus	true